Non Purchased Loans - Composition of Net Loans (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Paycheck Protection Program Loans [Member] | Real Estate Loan [Member] | Financial assets non purchased loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	$ 29,523	$ 0